Northern Institutional Funds
Fixed Income and Equity Portfolios
Supplement dated July 30, 1999
to the Prospectus dated April 1, 1999


The following replaces the third and fourth paragraphs under "Portfolio Management" on page 43:

Steven M. Schafer, Vice President of Northern, is the management team leader for the International Bond Portfolio. Mr. Schafer has had such responsibility since July 1998. Mr. Schafer joined Northern in 1988 and during the past five years has managed various fixed income portfolios and served as credit analyst following both industrial and utility companies.

The management team leaders for the U.S. Government Securities Portfolio are Mark J. Wirth and Peter Marchese, Second Vice President of Northern. Mr. Wirth has had such responsibility since 1988. Mr. Marchese has had such responsibility since July 1999. Mr. Marchese joined Northern in 1990 and during the past five years has managed various money market and fixed income portfolios.

The management team leaders for the Intermediate Bond Portfolio are Mark J. Wirth and Steven M. Schafer. Mr. Wirth has had such responsibility since 1988 and Mr. Schafer has had such responsibility since 1997.


The following replaces the first three paragraphs under "Purchasing and Selling Shares--Opening an Account" on page 45:

You may purchase shares of the Portfolios through your institutional account at Northern (or an affiliate) or you may open an account directly with the Trust with a minimum initial investment of $5 million in one or more Portfolios. There is no minimum for subsequent investments.

Through an Institutional Account. If you are opening an institutional account at Northern, a Northern representative can assist you with all phases of your investment. To purchase shares through your account, contact your Northern representative for further information.

Directly from the Trust. An Institution may open a shareholder account and purchase shares directly from the Trust as described in this Prospectus.


The following replaces the  paragraph under "Account Policies and Other
 Information -
Purchase and Redemption Minimums" on page 47:

Purchase and Redemption Minimums. There is a minimum initial investment of $5 million in one or more Portfolios. There is no minimum for subsequent investments.  A $10,000 minimum
applies for redemptions by wire.  The Trust reserves the right to waive purchase and redemption
minimums and to determine the manner in which a minimum is satisfied.

The following replaces the first paragraph under "Special Risks and Other
 Considerations --
Foreign Investment Risk -Investment Strategy" in Appendix A on page 55:

The International Bond, International Equity Index and International Growth Portfolios will invest a substantial portion of their total assets in foreign securities. The Short-Intermediate Bond, Bond, Intermediate Bond, Balanced, Diversified Growth and Focused Growth Portfolios may invest up to 25% of their total assets in foreign securities, including ADRs, EDRs and GDRs.

The following replaces the paragraph under "Additional Description of
 Securities and Common
Investment Techniques - Convertible Securities - Investment Strategy" in
 Appendix A on page
60:

The Short-Intermediate Bond, Bond, Intermediate Bond, International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may each acquire convertible securities. These securities are subject to the same rating requirements as fixed income securities held by a Portfolio.

The following replaces the sentence under "Additional Description of Securities and Common Investment Techniques - Custodial Receipts for Treasury
 Securities - Investment Strategy" in
Appendix A on page 60:

To the extent consistent with their respective investment objectives, the Portfolios may invest a portion of their assets in custodial receipts. The U.S. Government Securities and U.S. Treasury Index Portfolios will not invest more than 35% of the value of their total assets in custodial receipts.



Northern Institutional Funds
Money Market Portfolios
Shares
Supplement dated July 30, 1999
to the Prospectus dated April 1, 1999


The following replaces the first three paragraphs under "Purchasing and Selling
 Shares--
Opening an Account" on page 22:

You may purchase Shares of the Portfolios through your institutional account at
 Northern (or an
affiliate) or you may open an account directly with the Trust with a minimum initial investment
of $5 million in one or more Portfolios.  This minimum does not apply, however, to Shares
purchased through a Northern cash sweep program. There is no minimum for subsequent
investments.

Through an Institutional Account.  If you are opening an institutional account at Northern, a
Northern representative can assist you with all phases of your investment.  To purchase Shares
through your account, contact your Northern representative for further information.

Directly from the Trust.  An Institution may open a shareholder account and purchase Shares
directly from the Trust as described in this Prospectus.


The following replaces the  paragraph under "Account Policies and Other
 Information -
Purchase and Redemption Minimums" on page 24:

Purchase and Redemption Minimums.  There is a minimum initial investment of $5 million in
one or more Portfolios.  This minimum does not apply, however, to Shares purchased through a
Northern cash sweep program.  There is no minimum for subsequent investments.
 A $10,000
minimum applies for redemptions by wire.  The Trust reserves the right to waive purchase and
redemption minimums and to determine the manner in which a minimum is satisfied.



Northern Institutional Funds
Money Market Portfolios
Service Shares
Supplement dated July 30, 1999
to the Prospectus dated April 1, 1999


The following replaces the first paragraph under "Portfolio Performance" on page 11:

Service Shares of the Portfolios have less than one calendar year's performance.
  For this reason,
the performance information shown below is for another class of shares (Shares)
 that is not
offered in this Prospectus because both Service Shares and Shares will be invested in the same
portfolio of securities.  In reviewing this performance information, however, you should be
aware that Service Shares have a 0.33% (annualized) Service Fee and a 0.01%
 (annualized)
Transfer Agency Fee, while Shares have neither of these fees.  If the expenses of the Service
Shares were reflected, performance would be substantially lower.

The following replaces the first three paragraphs under "Purchasing and Selling
 Service Shares
-- Opening an Account" on page 22:

You may purchase Service Shares of the Portfolios through your institutional account at
Northern (or an affiliate) or you may open an account directly with the Trust with a minimum
initial investment of $5 million in one or more Portfolios.  This minimum does not apply,
however, to Service Shares purchased through a Northern cash sweep program.
 There is no
minimum for subsequent investments.

Through an Institutional Account.  If you are opening an institutional account at Northern, a
Northern representative can assist you with all phases of your investment.  To purchase Service
Shares through your account, contact your Northern representative for further information.

Directly from the Trust.  An Institution may open a shareholder account and purchase Service
Shares directly from the Trust as described in this Prospectus.


The following replaces the  paragraph under "Account Policies and Other
 Information -
Purchase and Redemption Minimums" on page 24:

Purchase and Redemption Minimums.  There is a minimum initial investment of $5 million in
one or more Portfolios.  This minimum does not apply, however, to Service
 Shares purchased
through a Northern cash sweep program.  There is no minimum for subsequent investments.  A
$10,000 minimum applies for redemptions by wire.  The Trust reserves the right to waive
purchase and redemption minimums and to determine the manner in which a minimum is
satisfied.


Northern Institutional Funds
Money Market Portfolios
 Premier Shares
Supplement dated July 30, 1999
to the Prospectus dated April 1, 1999


The following replaces the first three paragraphs under "Purchasing and Selling
 Premier
Shares-- Opening an Account" on page 22:

You may purchase Premier Shares of the Portfolios through your institutional account at
Northern (or an affiliate) or you may open an account directly with the Trust with a minimum
initial investment of $5 million in one or more Portfolios.  This minimum does not apply,
however, to Premier Shares purchased through a Northern cash sweep program.
 There is no
minimum for subsequent investments.

Through an Institutional Account.  If you are opening an institutional account at Northern, a
Northern representative can assist you with all phases of your investment.  To purchase Premier
Shares through your account, contact your Northern representative for further information.

Directly from the Trust.  An Institution may open a shareholder account and purchase Premier
Shares directly from the Trust as described in this Prospectus.


The following replaces the  paragraph under "Account Policies and Other
 Information -
Purchase and Redemption Minimums" on page 24:

Purchase and Redemption Minimums.  There is a minimum initial investment of $5 million in
one or more Portfolios.  This minimum does not apply, however, to Premier
 Shares purchased
through a Northern cash sweep program.  There is no minimum for subsequent investments.  A
$10,000 minimum applies for redemptions by wire.  The Trust reserves the right to waive
purchase and redemption minimums and to determine the manner in which a minimum is
satisfied.